2. Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

Our consolidated financial statements include our accounts and the accounts of our 100% owned subsidiaries, Gulf + Western Industries, Inc., Magellan Acquistion Corporation, Minerales Vane 2, S.A. de C.V., and Minerales VANE Operaciones. All intercompany transactions and balances have been eliminated. Our consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires us to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of expenses during the period presented.

We make our estimate of the ultimate outcome for these items based on historical trends and other information available when the financial statements are prepared. Changes in estimates are recognized in accordance with the accounting rules for the estimate, which is typically in the period when new information becomes available. We believe that our significant estimates, assumptions and judgments are reasonable, based upon information available at the time they were made. Actual results could differ from these estimates, making it possible that a change in these estimates could occur in the near term.

Reclassifications	Reclassifications Certain items in these consolidated financial statements have been reclassified to conform to the current year's presentation.
Foreign Currency Translations

Foreign Currency Translations

The Company maintains its accounting records in US Dollars. Our operating subsidiary, Minerales Vane 2, S.A. de C.V and Minerales VANE Operaciones are located in Mexico and maintain its accounting records in the Mexican Peso, which is its functional currency. Assets and liabilities of the subsidiaries are translated into the U.S. dollars at exchange rates at the balance sheet date, equity accounts are translated at historical exchange rate and revenues and expenses are translated by using the average exchange rates. Translation adjustments are reported as a separate component of other comprehensive loss in the consolidated statements of operations and comprehensive loss. Foreign currency denominated transactions are translated at exchange rates approximating those ruling at the transaction dates. Exchange gains and losses are recognized in income.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

We value our financial assets and liabilities using fair value measurements. Our financial instruments primarily consist of cash and cash equivalents, investments in available for sale securities, accounts payable, accrued liabilities, derivative liabilities, amounts due to related parties and notes payable to related parties. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The carrying amount of cash and cash equivalents, accounts payable, accrued liabilities, notes payable to third parties and related parties and other amounts due to related parties approximates fair value because of the short-term nature of these financial instruments.

Concentrations

Concentrations

Our financial instruments which potentially subject us to credit risk are our cash and cash equivalents. We maintain our cash and cash equivalents at reputable financial institutions and currently, we are not exposed to significant credit risk. All sales during the year ended December 31, 2018 were to one customer.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all amounts on deposit with financial institutions and highly liquid investments with an original maturity of three months or less to be cash equivalents at the date of purchase.

Investment Securities

Investment Securities

We report investments in marketable equity securities at fair value. Realized and unrealized gains and losses on equity securities are included net income (loss). We regularly review equity securities for impairment using both quantitative and qualitative criteria.

Mineral Rights

Mineral Rights

We have determined that our mineral rights meet the definition of mineral rights, as defined by accounting standards, and are tangible assets. As a result, our direct costs to acquire or lease mineral rights are initially capitalized as tangible assets. Mineral rights include costs associated with: leasing or acquiring patented and unpatented mining claims; leasing mining rights including lease signature bonuses, lease rental payments and advance minimum royalty payments; and options to purchase or lease mineral properties.

If we establish proven and probable reserves for a mineral property and establish that the mineral property can be economically developed, mineral rights will be amortized over the estimated useful life of the property following the commencement of commercial production or expensed if it is determined that the mineral property has no future economic value or if the property is sold or abandoned. For mineral rights in which proven and probable reserves have not yet been established, we assess the carrying values for impairment at the end of each reporting period and whenever events or changes in circumstances indicate that the carrying value may not be recoverable.

The net carrying value of our mineral rights represents the fair value at the time the mineral rights were acquired less accumulated depletion and any abandonment or impairment losses. Proven and probable reserves have not been established for mineral rights as of December 31, 2018. Impairment charges of $323,200 and $0 were recognized during the years ended December 31, 2018 and 2017, respectively.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

We continually monitor events and changes in circumstances that could indicate that our carrying amounts of long-lived assets, including mineral rights, may not be recoverable. When such events or changes in circumstances occur, we assess the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through their undiscounted expected future cash flow. If the future undiscounted cash flow is less than the carrying amount of these assets, we recognize an impairment loss based on the excess of the carrying amount over the fair value of the assets.

Property and Equipment

Property and Equipment

Property and equipment is recorded at cost, less accumulated depreciation. Property and equipment is amortized on a straight-line basis over its estimated life:

•	SDA Mill – 10 years
•	Mill equipment – 10 years
•	Tailings Dam – 10 years
•	Office and Warehouse – 10 years

Goodwill

Goodwill

Goodwill was generated through the acquisition of the SDA Mill in fiscal 2017 as the total consideration paid exceeded the fair value of the net assets acquired.

The Company tests its goodwill for impairment at least annually and whenever events or circumstances change that indicate impairment may have occurred. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include, among others: a significant decline in the Company’s expected future cash flows; a significant adverse change in legal factors or in the business climate; unanticipated competition; and slower growth rates. Any adverse change in these factors could have a significant impact on the recoverability of goodwill and the Company’s consolidated financial results. There was an impairment charge of $0 and $345,697 during the years ended December 31, 2018 and 2017, respectively.

Asset Retirement Obligations

Asset Retirement Obligations

The Company accounts for asset retirement obligations in accordance with ASC 410-20, Asset Retirement Obligations. ASC 410-20 requires the Company to record the fair value of an asset retirement obligation as a liability in the period in which it incurs an obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development and/or normal use of the assets. Asset retirement obligations consists of estimated final mill closure and associated ground reclamation costs to be incurred by the Company in the future once the economical life of its SDA Mill is reached. The estimated fair value of the asset retirement obligation is based on the current cost escalated at an inflation rate and discounted at a credit adjusted risk-free rate. This liability is capitalized as part of the cost of the related asset and amortized over its useful life. The liability accretes until the Company settles the obligation.

Comprehensive Income/Loss

Comprehensive Income/Loss

ASC 220, Comprehensive Income, establishes standards for the reporting and display of comprehensive income/loss and its components in the financial statements. As of December 31, 2018 and 2017, the Company’s component of comprehensive income was foreign currency translation adjustments.

Notes Payable - Related Parties

Notes Payable – Related Parties

Notes payable to related parties are classified as current liabilities as either the note holders have the ability to control the repayment dates of the notes or maturity dates are within one year of the reported balance sheet date.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue From Contracts With Customers, which was adopted on January 1, 2018 using the modified retrospective method, with no impact to the Company’s comparative financial statements. Revenues are recognized when control of the promised goods or services is transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to in exchange for transferring those goods or services. Revenue is recognized based on the following five step model:

•	Identification of the contact with a customer
•	Identification of the performance obligations in the contract
•	Determination of the transaction price
•	Allocation of the transaction price to the performance obligations in the contract
•	Recognition of revenue when, or as, the Company satisfies a performance obligation

All of the Company’s revenue is currently generated from the sales of similar products. As such no further disaggregation of revenue information is provided.

Performance Obligations

Revenues are recognized when all the following criteria are satisfied: (i) a contract with an end user exists which has commercial substance; (ii) it is probable the Company will collect the amount charged to the end user; and (iii) the Company has completed its performance obligation whereby the end user has received the benefit of the services or when control of products has transferred to the end user. A contract with commercial substance exists once the Company receives and accepts a purchase order or once it enters into a contract with an end user. If collectibility is not probable, the sale is deferred and not recognized until collection is probable or payment is received. Control of products typically transfers when title and risk of ownership of the product has transferred to the customer or the services are completed. Net revenues comprise gross revenues less customer discounts and allowances, actual and expected returns. Shipping charges billed to customers are included in net sales. Various taxes on the sale of products and services to customers are collected by the Company as an agent and remitted to the respective taxing authority. These taxes are presented on a net basis and recorded as a liability until remitted to the respective taxing authority.

Contract Costs

Costs incurred to obtain a customer contract are not material to the Company. The Company elected to apply the practical expedient to not capitalize contract costs to obtain contracts with a duration of one year or less, which are expensed and included within cost of goods and services.

Contract Liabilities

The Company may at times receive payment at the time the customer places an order or requests services. Amounts received for undelivered product are considered a contract liability and are recorded as deferred revenue. As of December 31, 2018 and 2017, the Company had $15,000 and $0 of deferred revenue related to unsatisfied performance obligations included with accrued liabilities.

Exploration Costs

Exploration Costs

Mineral exploration costs are expensed as incurred. When it has been determined that it is economically feasible to extract minerals and the permitting process has been initiated, exploration costs incurred to further delineate and develop the property are considered pre-commercial production costs and will be capitalized and included as mine development costs in our balance sheets.

Income Taxes

Income Taxes

We recognize deferred tax assets and liabilities for temporary differences between the tax basis of assets and liabilities and the amounts at which they are carried in the financial statements and the effect of net operating losses based upon the enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized. At December 31, 2018 and 2017, the Company had no uncertain tax positions.

Net Loss per Common Share

Net Loss per Common Share

We compute basic net loss per common share by dividing our net loss attributable to common shareholders by our weighted-average number of common shares outstanding during the period. Computation of diluted net loss per common share adds the weighted-average number of potential common shares outstanding to the weighted-average common shares outstanding, as calculated for basic net loss per share, except for instances in which there is a net loss. For the years ended December 31, 2018 and 2017, potential common shares associated with convertible notes payable and outstanding warrants and options to purchase common stock have been omitted from the net loss per common share computation as they are anti-dilutive due to the net loss for these periods.

Stock-based Compensation

Stock-based Compensation

The Company determines the fair value of stock option awards granted to employees in accordance with FASB ASC Topic 718 – 10 and to non-employees in accordance with FASB ASC Topic 505 – 50. Compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period.

New Accounting Standards

New Accounting Standards

From time to time, the Financial Accounting Standards Board (“FASB”) or other standards setting bodies issue new accounting pronouncements. Updates to the FASB Accounting Standards Codification are communicated through issuance of an Accounting Standards Update. Unless otherwise discussed, we believe that the impact of recently issued guidance, whether adopted or to be adopted in the future, is not expected to have a material impact on our financial statements upon adoption.

In February 2016, the Financial Accounting Standards Board issued ASU No. 2016-02, "Leases: Topic 842 (ASU 2016-02)", to supersede nearly all existing lease guidance under GAAP. The guidance would require lessees to recognize most leases on their balance sheets as lease liabilities with corresponding right-of-use assets. ASU 2016-02 is effective for the Company in the first quarter of our fiscal year ending December 31, 2019 using a modified retrospective approach with the option to elect certain practical expedients. The Company is currently evaluating the impact of its pending adoption of ASU 2016-02 on its consolidated financial statements but does not expect it to have a material impact.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities,” which addresses the recognition, measurement, presentation and disclosure of financial assets and liabilities. This ASU primarily affects the accounting for equity investments, financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. In addition, this ASU clarifies the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. This standard became effective on January 1, 2018. At the adoption of this standard the Company reclassified $8,518 from Accumulated Other Comprehensive Loss to Accumulated Deficit which represented the cumulative impact of the new standard.

Accounting Standards Update No. 2014-09—Revenue from Contracts with Customers (Topic 606). On May 28, 2014, the FASB issued guidance that requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This ASU was further amended by ASU No. 2015-14, No. 2016-08, No. 2016-10, No. 2016-12 and No. 2016-20. The guidance provides a five-step approach to be applied to all contracts with customers and also requires expanded disclosures about revenue recognition. The Company has performed an assessment of the revised guidance and the impacts on the Company’s Consolidated Financial Statements and disclosures and has determined that the adoption of this guidance did not have an impact. The Company adopted the new guidance effective January 1, 2018 using the modified retrospective approach.